Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Gross written premiums	$ 4,338.7		$ 3,938.4	$ 3,698.5
Net written premiums	2,896.0		2,587.7	2,577.8
Gross earned premiums	3,988.0		3,618.3	3,638.4
Net earned premiums	2,688.7		2,410.5	2,527.5
Losses and loss adjustment expenses	1,680.0		1,693.3	1,840.8
Acquisition costs	431.8		414.1	465.7
General and administrative expenses	386.5		333.1	308.0
Underwriting income (loss)	190.4		(30.0)	(87.0)
Corporate Expenses	(71.7)		(64.3)	(70.2)
Non-operating expenses (1)	(36.0)		(20.6)	(32.7)
Net investment income (1)	188.1	[1]	147.5	154.6
Realized and unrealized investment gains	5.0	[2]	56.2	98.5
Realized and unrealized investment losses	(182.6)	[3]	(47.4)	(27.4)
Change in fair value of derivatives	(80.5)		(35.9)	(65.1)
Interest Expense, Debt	(43.7)		(14.3)	(33.9)
Net realized and unrealized foreign exchange gains	15.9		40.0	(13.8)
Other income	8.2		14.7	49.8
Other expenses	20.1		10.8	10.8
Income (loss) from operations before income taxes	(27.0)		35.1	(38.0)
Income Tax Expense (Benefit)	78.1		(5.3)	(18.4)
Net income/(loss)	51.1		29.8	(56.4)
Losses and loss adjustment expenses	7,710.9		7,611.8	7,165.3	$ 6,951.8
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 2,813.2		$ 4,313.7	$ 3,970.1	$ 4,632.0
Ratios
Loss ratio	62.50%		70.20%	72.80%
Acquisition cost ratio	16.10%		17.20%	18.40%
General and administrative expense ratio	14.40%		13.80%	12.20%
Expense ratio	30.50%		31.00%	30.60%
Combined ratio	93.00%		101.20%	103.40%
Non-operating expenses related to fixed income writeoff	$ 32.7
Non-operating expenses related to severance, retention awards and other non-recurring costs	10.0			$ 18.2
Non-operating expenses related to impairment charges on lease assets	6.7		$ 0.4	12.9
Non-operating expenses related to Merger Agreement			19.3
Non-operating expenses related to Effectiveness And Efficiency Program			0.9	1.6
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums	1,426.4		1,199.0	1,297.7
Net earned premiums	1,251.8		1,118.8	1,287.7
Losses and loss adjustment expenses	1,360.7		2,148.4	2,095.7
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 1,360.7		$ 2,148.4	$ 2,095.7
Ratios
Loss ratio	61.50%		63.00%	74.40%
Acquisition cost ratio	20.20%		19.80%	19.10%
General and administrative expense ratio	11.40%		10.80%	8.60%
Expense ratio	31.60%		30.60%	27.70%
Combined ratio	93.10%		93.60%	102.10%
Insurance
Segment Reporting Information [Line Items]
Net written premiums	$ 1,469.6		$ 1,388.7	$ 1,280.1
Net earned premiums	1,436.9		1,291.7	1,239.8
Losses and loss adjustment expenses	1,452.5		2,165.3	1,874.4
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 1,452.5		$ 2,165.3	$ 1,874.4
Ratios
Loss ratio	63.30%		76.50%	71.10%
Acquisition cost ratio	12.50%		14.90%	17.70%
General and administrative expense ratio	17.00%		16.40%	15.90%
Expense ratio	29.50%		31.30%	33.60%
Combined ratio	92.80%		107.80%	104.70%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums	$ 1,807.0		$ 1,597.0	$ 1,656.4
Net written premiums	1,426.4		1,199.0	1,297.7
Gross earned premiums	1,617.2		1,479.2	1,612.0
Net earned premiums	1,251.8		1,118.8	1,287.7
Losses and loss adjustment expenses	770.3		705.2	958.6
Acquisition costs	252.4		221.6	246.0
General and administrative expenses	142.5		121.3	110.8
Underwriting income (loss)	86.6		70.7	(27.7)
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums	2,531.7		2,341.4	2,042.1
Net written premiums	1,469.6		1,388.7	1,280.1
Gross earned premiums	2,370.8		2,139.1	2,026.4
Net earned premiums	1,436.9		1,291.7	1,239.8
Losses and loss adjustment expenses	909.7		988.1	882.2
Acquisition costs	179.4		192.5	219.7
General and administrative expenses	244.0		211.8	197.2
Underwriting income (loss)	$ 103.8		$ (100.7)	$ (59.3)

[1]	Net investment income includes related party investment income of $3.1 million and related party investment management fees of $4.9 million (2021 — $5.8 million, 2020 — $5.3 million).
[2]
[3]	Realized and unrealized investments losses includes $0.4 million loss on related party investments